Distribution Agreements - Significant Customers (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues | Medtronic Sofamor Danek USA
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	17.00%
Revenues | Surgalign Holdings
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	10.00%
Accounts Receivable | Medtronic Sofamor Danek USA
Concentration Risk [Line Items]
Concentration risk (as a percent)		34.00%
Accounts Receivable | Surgalign Holdings
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%	13.00%